Salaries and social security expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Salaries and social security expenses	Salaries and social security expenses

	2021	2020	2019
Wages and salaries (i)	101,818	89,662	104,400
Social security costs	30,296	27,430	30,888
Equity-settled share-based compensation	6,406	4,316	4,734
	138,520	121,408	140,022
(i)Includes US$25,105, US$32,714 and US$32,636, capitalized in Property, Plant and Equipment for the years 2021, 2020 and 2019, respectively.